CASH FLOW INFORMATION (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Investment activities
Investment in-kind in other related parties (Note 15)	$ 666,068
Capitalization of interest on buildings in progress	68,668	$ 36,589
Investing activities	$ 734,736	$ 36,589